Average Annual Total Returns - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Moderate with Income Allocation Fund	Nov. 29, 2024
Moderate with Income Allocation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.53%
Since Inception	(0.59%)	[1]
Moderate with Income Allocation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.59%
Since Inception	(1.37%)	[1]
Moderate with Income Allocation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.32%
Since Inception	(0.73%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.75%)
IXWL3
Average Annual Return:
Past 1 year	10.50%
Since Inception	(0.53%)

[1]	A From February 9, 2022 .